EQUITY (Details 1) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Ranges of Exercise Price 0.85-1.45 [Member]	Dec. 31, 2013 Ranges of Exercise Price 1.63 [Member]	Dec. 31, 2013 Ranges of Exercise Price 2.09-2.48 [Member]	Dec. 31, 2013 Ranges of Exercise Price 2.85 [Member]	Dec. 31, 2013 Ranges of Exercise Price 3.60-3.69 [Member]	Dec. 31, 2013 Ranges of Exercise Price 3.92-4.50 [Member]	Dec. 31, 2013 Ranges of Exercise Price 4.87-5.00 [Member]	Dec. 31, 2013 Ranges of Exercise Price 5.40-5.68 [Member]	Dec. 31, 2013 Ranges of Exercise Price 6.42 [Member]	Dec. 31, 2013 Ranges of Exercise Price 7.66 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ranges of exercise price, minimum			$ 0.85		$ 2.09		$ 3.60	$ 3.92	$ 4.87	$ 5.40
Ranges of exercise price, maximum			$ 1.45	$ 1.63	$ 2.48	$ 2.85	$ 3.69	$ 4.50	$ 5.00	$ 5.68	$ 6.42	$ 7.66
Options outstanding	3,878,495	4,220,809	1,849,921	199,745	266,608	300,000	615,055	62,166	343,000	115,000	100,000	27,000
Weighted average remaining contractual Term (in years)	3 years 4 months 17 days	3 years 10 months 28 days	1 year 8 months 5 days	4 years 5 months 1 day	6 years 3 months 18 days	3 years 11 months 19 days	4 years 7 months 20 days	2 years 6 months 25 days	5 years 4 months 10 days	5 years 6 months 25 days	5 years 10 months 6 days	6 years
Weighted average exercise price	$ 2.57	$ 2.21	$ 1.34	$ 1.63	$ 2.33	$ 2.85	$ 3.66	$ 4.08	$ 4.91	$ 5.46	$ 6.42	$ 7.66
Options Exercisable	2,649,307		1,787,421	191,968	212,801	200,000	194,951	62,166	0	0	0	0
Weighted average exercise price of Options Exercisable	$ 1.79		$ 1.34	$ 1.63	$ 2.30	$ 2.85	$ 3.65	$ 4.08	$ 0	$ 0	$ 0	$ 0